Consolidated Statements of Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues:
Voyage revenue	$ 60,902,796	$ 79,921,090	$ 151,481,738	$ 171,480,619
Charter revenue	4,199,976	9,858,151	8,736,822	32,511,500
Revenues	65,102,772	89,779,241	160,218,560	203,992,119
Expenses:
Voyage expense	28,129,297	41,891,955	73,453,416	90,026,561
Charter hire expense	15,195,199	33,984,808	39,854,594	77,955,869
Vessel operating expenses	7,116,502	7,732,252	14,901,830	14,651,749
General and administrative	3,916,119	2,352,591	8,234,811	4,928,876
Depreciation and amortization	3,271,238	2,744,576	6,261,832	5,296,201
Loss (gain) on sale of vessels	477,888	(2,286,232)	566,756	(2,286,232)
Total expenses	58,106,243	86,419,950	143,273,239	190,573,024
Income from operations	6,996,529	3,359,291	16,945,321	13,419,095
Other income (expense):
Interest expense, net	(1,279,933)	(1,474,773)	(2,690,704)	(2,990,652)
Interest expense related party debt	(110,763)	(20,234)	(225,729)	(62,362)
Imputed interest on related party long-term debt	0	0	0	(322,947)
Unrealized gain (loss) on derivative instruments	363,096	(1,200,334)	1,186,551	(1,571,892)
Other income (expense)	60,935	74,227	144,084	(75,773)
Total other expense, net	(966,665)	(2,621,114)	(1,585,798)	(5,023,626)
Net income	6,029,864	738,177	15,359,523	8,395,469
(Income) loss attributable to noncontrolling interests	(569,227)	491,748	(2,298,957)	(572,259)
Net income attributable to Pangaea Logistics Solutions Ltd.	$ 5,460,637	$ 1,229,925	$ 13,060,566	$ 7,823,210
Earnings (loss) per common share:
Basic (in dollars per share)	$ 0.15	$ (0.04)	$ 0.37	$ 0.15
Diluted (in dollars per share)	$ 0.15	$ (0.04)	$ 0.37	$ 0.15
Weighted average shares used to compute earnings per common share
Basic and diluted (in shares)	35,240,373	13,421,955	35,000,012	13,421,955